IFRS 7 Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Risk Management Strategies

The following table outlines our key market risks and identifies the risk management strategies which contribute to managing these risks.

Risk Management Strategy	Key Market Risk
	Publicly Traded Equity Performance Risk	Interest Rate and Spread Risk	Alternative Long-Duration Asset Performance Risk	Foreign Exchange Risk	Liquidity Risk
Product design and pricing	✓	✓	✓	✓	✓
Variable annuity guarantee dynamic hedging	✓	✓		✓	✓
Macro equity risk hedging	✓			✓	✓
Asset liability management	✓	✓	✓	✓	✓
Foreign exchange management				✓	✓
Liquidity risk management					✓

Schedule of Maturity of Financial Liabilities

The following table outlines the maturity of the Company’s significant financial liabilities.

Maturity of financial liabilities(1)

As at December 31, 2018 ($ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$–	$681	$–	$4,088	$4,769
Capital instruments	–	–	–	8,732	8,732
Derivatives	359	229	227	6,988	7,803
Deposits from Bank clients(2)	15,351	2,147	2,185	1	19,684
Lease obligations	129	203	93	150	575

(1)	The amounts shown above are net of the related unamortized deferred issue costs.
(2)

Carrying value and fair value of deposits from Bank clients as at December 31, 2018 was $19,684 million and $19,731 million, respectively (2017 – $18,131 million and $18,149 million, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2017 – Level 2).

Summary of Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance

The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.

Variable annuity and segregated fund guarantees, net of reinsurance

As at December 31, ($ millions)	2018			2017
	Guarantee value	Fund value	Amount at risk(4),(5)	Guarantee value	Fund value	Amount at risk(4),(5)
Guaranteed minimum income benefit(1)	$5,264	$3,675	$1,593	$5,201	$4,195	$1,074
Guaranteed minimum withdrawal benefit	60,494	49,214	11,388	61,767	56,512	5,943
Guaranteed minimum accumulation benefit	18,611	18,720	141	18,162	18,705	11
Gross living benefits(2)	84,369	71,609	13,122	85,130	79,412	7,028
Gross death benefits(3)	10,663	14,654	1,567	10,743	16,973	1,001
Total gross of reinsurance	95,032	86,263	14,689	95,873	96,385	8,029
Living benefits reinsured	4,515	3,173	1,343	4,522	3,667	911
Death benefits reinsured	2,353	2,070	493	3,014	3,040	435
Total reinsured	6,868	5,243	1,836	7,536	6,707	1,346
Total, net of reinsurance	$88,164	$81,020	$12,853	$88,337	$89,678	$6,683

(1)	Contracts with guaranteed long-term care benefits are included in this category.
(2)	Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 3.
(3)	Death benefits include stand-alone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.
(4)

Amount at risk (in-the-money amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. This amount is not currently payable. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For guaranteed minimum income benefit, the amount at risk is defined as the excess of the current annuitization income base over the current account value. For all guarantees, the amount at risk is floored at zero at the single contract level.

(5)

The amount at risk net of reinsurance at December 31, 2018 was $12,853 million (2017 – $6,683 million) of which: US$6,899 million (2017 – US$3,982 million) was on our U.S. business, $2,654 million (2017 – $1,342 million) was on our Canadian business, US$332 million (2017 – US$95 million) was on our Japan business and US$246 million (2017 – US$181 million) was related to Asia (other than Japan) and our run-off reinsurance business.

Summary of Investment Categories for Variable Contracts with Guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31, ($ millions) Investment category	2018	2017
Equity funds	$43,528	$47,508
Balanced funds	41,625	47,369
Bond funds	12,309	13,095
Money market funds	2,107	1,905
Other fixed interest rate investments	1,997	1,777
Total	$101,566	$111,654

Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns

Potential immediate impact on net income attributed to shareholders arising from changes to public equity returns(1),(2),(3)

As at December 31, 2018 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders(4)
Variable annuity guarantees	$(3,650)	$(2,240)	$(1,040)	$890	$1,610	$2,170
Asset based fees (annualized)	(480)	(320)	(160)	160	320	480
General fund equity investments(5)	(1,150)	(780)	(390)	290	580	860
Total underlying sensitivity before hedging	(5,280)	(3,340)	(1,590)	1,340	2,510	3,510
Impact of macro and dynamic hedge assets(6)	3,110	1,940	910	(820)	(1,450)	(1,930)
Net potential impact on net income attributed to shareholders after impact of hedging	$(2,170)	$(1,400)	$(680)	$520	$1,060	$1,580

As at December 31, 2017 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders(4)
Variable annuity guarantees	$(3,940)	$(2,260)	$(960)	$670	$1,110	$1,410
Asset based fees (annualized)	(510)	(340)	(170)	170	340	510
General fund equity investments(5)	(930)	(590)	(270)	270	540	810
Total underlying sensitivity before hedging	(5,380)	(3,190)	(1,400)	1,110	1,990	2,730
Impact of macro and dynamic hedge assets(6)	3,220	1,850	790	(640)	(1,100)	(1,410)
Net potential impact on net income attributed to shareholders after impact of hedging	$(2,160)	$(1,340)	$(610)	$470	$890	$1,320

(1)	See “Caution Related to Sensitivities” above.
(2)

The tables show the potential impact on net income attributed to shareholders resulting from an immediate 10%, 20% and 30% change in market values of publicly traded equities followed by a return to the expected level of growth assumed in the valuation of policy liabilities.

(3)	Please refer to “Sensitivity of Earnings to Changes in Assumptions” for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(4)	Defined as earnings sensitivity to a change in public equity markets including settlements on reinsurance contracts, but before the offset of hedge assets or other risk mitigants.
(5)

This impact for general fund equities is calculated as at a point-in-time and does not include: (i) any potential impact on public equity weightings; (ii) any gains or losses on AFS public equities held in the Corporate and Other segment; or (iii) any gains or losses on public equity investments held in Manulife Bank. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.

(6)

Includes the impact of rebalancing equity hedges in the macro and dynamic hedging program. The impact of dynamic hedge rebalancing represents the impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities at 5% intervals but does not include any impact in respect of other sources of hedge ineffectiveness (e.g. fund tracking, realized volatility and equity, interest rate correlations different from expected among other factors).

Summary of Potential Impact on Net Income Attributed to Shareholders and MLI's LICAT Total Ratio of an Immediate Parallel Change in Interest Rates Relative to Rates Assumed in the Valuation of Policy Liabilities

Potential impact on net income attributed to shareholders and MLI’s LICAT total ratio of an immediate parallel change in interest rates relative to rates assumed in the valuation of policy liabilities(1),(2),(3),(4)

	2018		2017
As at December 31,	-50bp	+50bp	-50bp	+50bp
Net income attributed to shareholders ($ millions)
Excluding change in market value of AFS fixed income assets held in the Corporate and Other segment	$(100)	$100	$(200)	$100
From fair value changes in AFS fixed income assets held in the Corporate and Other segment, if realized	1,600	(1,500)	1,100	(1,000)

(1)

See “Caution Related to Sensitivities” above. In addition, estimates exclude changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates, as the impact on the quoted sensitivities is not considered to be material.

(2)

Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.

(3)	The amount of gain or loss that can be realized on AFS fixed income assets held in the Corporate and Other segment will depend on the aggregate amount of unrealized gain or loss.
(4)	Sensitivities are based on projected asset and liability cash flows and the impact of realizing fair value changes in AFS fixed income is based on the holdings at the end of the period.
(5)	Includes all LICAT impacts, including realized and unrealized fair value changes in AFS fixed income assets. The LICAT ratio is not applicable before January 1, 2018.

Alternative Long-Duration Asset Performance Risk [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

Potential impact on net income attributed to shareholders arising from changes in ALDA returns(1),(2),(3),(4),(5),(6)

As at December 31, ($ millions)	2018		2017
	-10%	+10%	-10%	+10%
Real estate, agriculture and timber assets	$(1,300)	$1,200	$(1,300)	$1,300
Private equities and other ALDA	(1,600)	1,600	(1,500)	1,400
Alternative long-duration assets	$(2,900)	$2,800	$(2,800)	$2,700
(1)	See “Caution Related to Sensitivities” above.
(2)	This impact is calculated as at a point-in-time impact and does not include: (i) any potential impact on ALDA weightings or (ii) any gains or losses on ALDA held in the Corporate and Other segment.
(3)

The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in ALDA returns. For some classes of ALDA, where there is not an appropriate long-term benchmark available, the return assumptions used in valuation are not permitted by the Standards of Practice and CIA guidance to result in a lower reserve than an assumption based on a historical return benchmark for public equities in the same jurisdiction.

(4)	Net income impact does not consider any impact of the market correction on assumed future return assumptions.
(5)

Please refer to “Sensitivity of Earnings to Changes in Assumptions” below, for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.

(6)	The impact of changes to the portfolio asset mix supporting our North American legacy business are reflected in the sensitivities when the changes take place.

Corporate and swap spreads [Member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

Potential impact on net income attributed to shareholders and MLI’s LICAT total ratio arising from changes to corporate spreads and swap spreads(1),(2),(3)

Corporate spreads(4),(5)	2018			2017
As at December 31,	-50bp	+50bp		-50bp		+50bp
Net income attributed to shareholders ($ millions)	$(600)		$600		$(1,000)		$1,000
	As at December 31,	-20bp		+20bp		-20bp		+20bp
Net income attributed to shareholders ($ millions)	$ 100		$(100)		$400		$(400)

(1)	See “Caution Related to Sensitivities” above.
(2)

The impact on net income attributed to shareholders assumes no gains or losses are realized on our AFS fixed income assets held in the Corporate and Other segment and excludes the impact of changes in segregated fund bond values due to changes in credit spreads. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in corporate and swap spreads.

(3)	Sensitivities are based on projected asset and liability cash flows.
(4)	Corporate spreads are assumed to grade to the long-term average over five years.
(5)

As the sensitivity to a 50 basis point decline in corporate spreads includes the impact of a change in deterministic reinvestment scenarios where applicable, the impact of changes to corporate spreads for less than, or more than, the amounts indicated are unlikely to be linear.

(6)

Includes all LICAT impacts, including realized and unrealized fair value changes in AFS fixed income assets. Under LICAT, spread movements are determined from a selection of investment grade bond indices with BBB and better bonds for each jurisdiction. For LICAT, we use the following indices: FTSE TMX Canada All Corporate Bond Index, Barclays USD Liquid Investment Grade Corporate Index, and Nomura-BPI (Japan). The LICAT ratio is not applicable before January 1, 2018.